1900 K Street, NW Washington, D.C. 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

October 21, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (the “Registrant”) File Nos. 333-09341 and 811-07739 Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-

Effective Amendment No. 75 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 77 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to register one new class, designated Institutional Class Z, of the Registrant’s International Small Companies Portfolio. We have advised the Registrant in connection with the preparation of the Amendment, and in that connection we have reviewed the Amendment.

No fee is required in connection with this filing. Please direct any questions concerning the filing to Stephen H. Bier at 212.698.3889 or the undersigned at 202.261.3351.

Very truly yours,

/s/ Megan C. Johnson Megan C. Johnson